Share-based Compensation - Schedule of Compensation Expense Recognized for Non-vested Shares (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Options
Share-based Compensation
Total-share based compensation expense	¥ 316,815	¥ 414,007	¥ 2,253,210
Options | Research and development
Share-based Compensation
Total-share based compensation expense		68,016	157,355
Options | Sales and marketing
Share-based Compensation
Total-share based compensation expense			70,915
Options | General and administrative
Share-based Compensation
Total-share based compensation expense	316,815	345,991	2,024,940
Non-vested shares
Share-based Compensation
Total-share based compensation expense	1,459,968	4,395,447	7,456,157
Non-vested shares | Research and development
Share-based Compensation
Total-share based compensation expense	74,861	367,313	240,441
Non-vested shares | Sales and marketing
Share-based Compensation
Total-share based compensation expense			96,058
Non-vested shares | General and administrative
Share-based Compensation
Total-share based compensation expense	¥ 1,385,107	¥ 4,028,134	¥ 7,119,658